Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Additional Textual) [Abstract]
U.S. statutory tax rate	35.00%	35.00%	35.00%
Operating loss carryover expiring in 2029	2029
Operating loss carryover expiring in 2030	2030
Operating loss carryover expiring in 2028	2028
State (NOL) , Expiration Dates	2020 through 2030
Net of a valuation allowance	$ 45,134,000	$ 55,516,000	$ 33,554,000
Percentage of deferred tax assets in valuation allowance	100.00%
Percentage of federal net operating losses in valuation allowance	100.00%
Net change in valuation allowance	10,400,000
Unrecognized tax benefits	0	0
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	60,600,000
Federal jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	64,700,000
Federal net operating loss (NOL) expiring in 2028	2,000,000
Federal net operating loss (NOL) expiring in 2029	30,000,000
Federal net operating loss (NOL) expiring in 2030	$ 32,700,000